Earnings per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

The Company applies the two-class method to calculate its basic and diluted net loss per share as both classes of its voting shares are participating securities with equal participation rights and are entitled to receive dividends on a share for share basis.

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Basic and diluted weighted average number of shares outstanding	61,716,065	38,940,252	37,248,710
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	11,204,026	15,031,388	12,737,893
Restricted share units	428,566	—	—
Restricted shares	48,238	148,314	589,990
Convertible preferred shares	—	27,159,277	27,159,277
	11,680,830	42,338,979	40,487,160

In the years ended December 31, 2015, 2014, and 2013 the Company was in a loss position and therefore diluted loss per share is equal to basic loss per share.